Income tax and deferred taxes (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax and deferred taxes [Line Items]
Applicable tax rate	27.00%	25.50%	24.00%
Spain [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	25.00%	25.00%
Belgium [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	29.58%	33.99%
Mexico [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	30.00%	30.00%
United States [member] | Top of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	21.00%	34.00%
United States [member] | Bottom of range [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	6.00%	6.00%
South Africa [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate	28.00%	28.00%